Stockholders Equity - Common Stock (Details) - USD ($) $ / shares in Units, $ in Millions								1 Months Ended				3 Months Ended						5 Months Ended		9 Months Ended		12 Months Ended
	Aug. 22, 2022	Apr. 27, 2022	Apr. 25, 2022	Apr. 04, 2022	Mar. 15, 2022	Mar. 14, 2022	Jan. 10, 2022	May 31, 2023	Jul. 31, 2022	Oct. 31, 2021	Mar. 31, 2021	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 12, 2023	Oct. 02, 2020
Sale of stock
Common stock that can be purchased with warrants (in shares)										6,660							24,856
Stock stated value												$ 0.0001						$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Maximum
Sale of stock
Proceeds from issuance of common stock in public offering, net of offering costs	$ 75.0
Common stock
Sale of stock
Issuance of common stock (in shares)												29,842			533,333
Stock Issued During Period, Shares, Warrants Exercised												607,000	508,286
Conversion of stock shares converted					6,025
Conversion of convertible preferred stock (in shares)				6,025
Series B Warrants
Sale of stock
Issuance of common stock (in shares)				2,425
Warrants and rights outstanding, term						5 years
2020 Shelf Registration Statement
Sale of stock
Aggregate amount of securities issuable																										$ 200.0
2022 Preferred Stock Offering
Sale of stock
Common stock that can be purchased with warrants (in shares)						606
Proceeds from issuance of common stock in public offering, net of offering costs						$ 4.1
Exercise price of warrants (in dollars per share)						$ 500.00
Conversion price						$ 400.00
Preferred Stock, convertible, shares issuable						12,125
Exercisable term						6 months
Stock stated value						$ 1,000
Duration From Offering To Anniversary Of Closing			180 days
2022 Preferred Stock Offering | Series A Warrants
Sale of stock
Common stock that can be purchased with warrants (in shares)			4,243			12,125
Exercise price of warrants (in dollars per share)						$ 520.00
Exercisable term						6 months
Warrants and rights outstanding, term						5 years
Warrant Exercisable Term			5 years
2022 Preferred Stock Offering | Series B Warrants
Sale of stock
Common stock that can be purchased with warrants (in shares)						12,125
Exercisable term						6 months
Warrants and rights outstanding, term						1 year 6 months
At-the-market sales | Common stock
Sale of stock
Issuance of common stock (in shares)											172,879		105,342	72,699		173,750	512					12,655,773	3,457
Proceeds from issuance of common stock in public offering, net of offering costs																						$ 9.3	$ 9.3
At-the-market sales | Common stock | Maximum
Sale of stock
Commission percentage		3.00%									3.00%
Authorized value for shares issuance		$ 12.8									$ 50.0
Public offering
Sale of stock
Issuance of common stock (in shares)								3,792,572	150,366
Common stock that can be purchased with warrants (in shares)										6,660
Share price (in dollars per share)								$ 3.9551	$ 45.00
Proceeds from issuance of common stock in public offering, net of offering costs									$ 22.0
Public offering | Common stock
Sale of stock
Issuance of common stock (in shares)								95,000	382,966	13,333			95,000									26,666,666	666,666	431,250
Common stock that can be purchased with one-half of warrant (in shares)										1
Share price (in dollars per share)										$ 1,700
Proceeds from issuance of common stock in public offering, net of offering costs								$ 6.5		$ 21.1
Public offering | Series A-1 warrants
Sale of stock
Warrant Exercisable Term									5 years
Public offering | Pre-funded warrants
Sale of stock
Common stock that can be purchased with warrants (in shares)								1,801,286
Stock Issued During Period, Shares, Warrants Exercised																		1,115,286
Class of Warrant or Right, Exercisable												686,000						686,000		686,000
Public offering | Series B Pre-funded Warrants
Sale of stock
Common stock that can be purchased with warrants (in shares)									150,366
2022 ATM
Sale of stock
Issuance of common stock (in shares)																			173,750	207,883	8,687,502	78,852
Proceeds from issuance of common stock in public offering, net of offering costs																			$ 12.2	$ 1.7	$ 12.2	$ 0.9
Eligible Amount Authorized To Sell																									$ 4.5
2022 ATM | Common stock
Sale of stock
Issuance of common stock (in shares)																	512				25,623
Proceeds from issuance of common stock in public offering, net of offering costs																	$ 0.3				$ 0.3
2022 ATM | Common stock | Maximum
Sale of stock
Commission percentage							3.00%
Authorized value for shares issuance							$ 50.0
2022 ATM | New Warrant [Member]
Sale of stock
Warrant Exercisable Term			6 months
H.C. Wainwright & Co., LLC, Sales Agent [Member]
Sale of stock
Common stock that can be purchased with warrants (in shares)								94,814	26,666
Commission percentage		3.00%						7.00%	7.00%
Exercise price of warrants (in dollars per share)								$ 4.9439	$ 56.25
H.C. Wainwright & Co., LLC, Sales Agent [Member] | Common stock
Sale of stock
Issuance of common stock (in shares)		12,841,000
Series A Preferred Stock
Sale of stock
Conversion of stock shares converted					2,425
Series A Preferred Stock | 2022 Preferred Stock Offering
Sale of stock
Issuance of common stock (in shares)						2,425
Exercise price of warrants (in dollars per share)			$ 520.00
Series B Preferred Stock | 2022 Preferred Stock Offering
Sale of stock
Issuance of common stock (in shares)						2,425
Exercise price of warrants (in dollars per share)						$ 520.00